DEBTS PAYABLE AND SENIOR SECURED NOTES - Convertible debt (Details) - USD ($) shares in Thousands, $ in Thousands			12 Months Ended
	Mar. 04, 2021	Feb. 26, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022
DEBTS PAYABLE AND SENIOR SECURED NOTES
Face value					$ 14,934
Accrued interest			$ 3,191	$ 7,542
Repayment of debt			$ 17,924	8,749
Convertible debt under liberty agreement | Liberty
DEBTS PAYABLE AND SENIOR SECURED NOTES
Face value		$ 4,325
Accrued interest		$ 153
Annual interest rate		12.00%
Fair value of embedded derivative upon conversion feature		$ 3,154
Period for the conversion or paid out of the convertible debt	30 days
Repayment of debt				$ 50
Number of subordinate shares issued for conversion of debt				232